Consolidated Statements of Profit or Loss and Other Comprehensive Income - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Research and development expenses	kr (361,284)	kr (285,413)	kr (196,525)
General and administrative expenses	(247,250)	(50,541)	(35,127)
Operating loss	(608,534)	(335,954)	(231,652)
Financial income	2,444	316	5
Financial expenses	(29,071)	(7,359)	(3,453)
Loss before tax	(635,161)	(342,997)	(235,100)
Income tax benefit	1,915	5,500	5,500
Net loss for the year	(633,246)	(337,497)	(229,600)
Items that will be reclassified subsequently to the Statement of Profit or Loss:
Exchange difference from translation of foreign operations net of tax DKK 0	605	67	42
Total comprehensive loss	kr (632,641)	kr (337,430)	kr (229,558)
Weighted-average shares outstanding	28,366,469	20,024,692	20,008,827
Loss per share, basic and diluted (DKK)	kr (22.32)	kr (16.85)	kr (11.47)